Note 7 Impaired loans and advances at amortized cost covered by collateral (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 166,013	€ 166,042	€ 163,912
Maximum exposure to credit risk [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	13,493	14,657	14,678
Of which secured by collateral [Member] | Residential property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	2,537	2,875	2,717
Of which secured by collateral [Member] | Commercial property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	849	1,068	789
Of which secured by collateral [Member] | Cash [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	3	5	18
Of which secured by collateral [Member] | Other [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	52	33	52
Of which secured by collateral [Member] | Financial [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 984	€ 886	€ 575